Shareholder Report, Line Graph (Details) - USD ($)																		6 Months Ended	12 Months Ended
	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	Jul. 31, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jul. 21, 2021	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																			Class A (with sales charge)
Accumulated Value		$ 10,230		$ 8,409			$ 8,116		$ 9,522	$ 9,475
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																			Insitutional Class
Accumulated Value	$ 2,262,474		$ 2,102,649			$ 1,866,182		$ 1,775,058			$ 2,080,511	$ 1,439,700	$ 1,317,027	$ 1,275,880	$ 1,142,905	$ 997,699	$ 1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value	11,065	12,022		9,058	$ 9,475
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																		Class I
Accumulated Value	1,172,802	1,272,517		957,000	1,000,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI ACWI Net Total Return Index (USD)
Accumulated Value		12,666		10,043			$ 8,966		$ 10,145	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI ACWI Net Total Return Index (USD)
Accumulated Value	2,422,544		$ 2,131,546			$ 1,725,159		$ 1,710,611			$ 1,835,070	$ 1,293,712	$ 1,227,081	$ 1,243,157	$ 1,111,586	$ 945,794	$ 1,000,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 2000 Total Return Index
Accumulated Value	10,592	12,395		9,085	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 2000 Total Return Index
Accumulated Value	$ 1,059,230	$ 1,239,461		$ 908,473	$ 1,000,000